UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices)(Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:	(888) 345-1898

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2019

Item 1. Schedule of Investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS (92.93%)	Shares	Fair Value
Australia (24.77%)
Biotechnology (2.39%)
CSL Ltd.	2,500	$390,082

Diversified Support Services (1.44%)
Brambles Ltd.	26,265	234,924

Gas Utilities (1.38%)
APA Group	30,000	225,945

Health Care Equipment (3.68%)
Cochlear Ltd.	4,000	600,962

Health Care Facilities (0.61%)
Ramsay Health Care Ltd.	2,000	99,368

Health Care Services (3.31%)
Sonic Healthcare Ltd.	28,382	543,167

Human Resource & Employment Services (1.74%)
SEEK Ltd.	20,000	284,713

Integrated Oil & Gas (0.34%)
Origin Energy Ltd.	10,136	54,844

Internet Software & Services (1.32%)
carsales.com Ltd.	21,502	216,072

Marine Ports & Services (1.08%)
Qube Holdings Ltd.	81,671	175,817

Multi-Utilities (1.67%)
AGL Energy Ltd.	19,083	273,466

Packaged Foods & Meats (1.19%)
Freedom Foods Group Ltd.	60,000	194,774

Paper Packaging (1.20%)
Orora Ltd.	84,890	196,145

Property & Casualty Insurance (2.38%)
QBE Insurance Group Ltd.	20,000	170,437
Suncorp Group Ltd.	23,802	219,365
		389,802
Regional Banks (0.37%)
Bank of Queensland Ltd.	9,528	60,686

Steel (0.67%)
Coronado Global Resources, Inc. - CDI	50,000	110,346

Total Australia		4,051,113

New Zealand (68.16%)
Air Freight & Logistics (7.61%)
Freightways Ltd.	103,540	582,500
Mainfreight Ltd.	24,000	661,542
		1,244,042
Biotechnology (0.33%)
Pacific Edge Ltd.(a)	400,000	54,710

Distillers & Vintners (2.07%)
Delegat Group Ltd.	41,456	337,757

Diversified Banks (1.71%)
Heartland Group Holdings Ltd.	259,758	278,851

Drug Retail (0.84%)
Green Cross Health Ltd.	181,796	137,875

Electric Utilities (6.33%)
Infratil Ltd.	260,777	795,035
Mercury NZ Ltd.	80,000	239,283
		1,034,318
Electronic Equipment & Instruments (1.56%)
ikeGPS Group Ltd.(a)	748,033	255,224

Health Care Equipment (1.93%)
Fisher & Paykel Healthcare Corporation Ltd.	29,221	314,987

Health Care Facilities (5.30%)
Arvida Group Ltd.	430,000	386,310

Ryman Healthcare Ltd.	57,000	480,641
		866,951
Health Care Services (1.44%)
Abano Healthcare Group Ltd.	87,557	235,303

Home Furnishing Retail (2.53%)
Briscoe Group Ltd.	183,520	413,241

Hotels Resorts & Cruise Lines (3.30%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	540,351

Industrial Machinery (1.40%)
Skellerup Holdings Ltd.	150,000	228,787

Marine Ports & Services (19.41%)
Marsden Maritime Holdings Ltd.	81,425	284,386
Port of Tauranga Ltd.	55,000	222,366
South Port New Zealand Ltd.	578,896	2,668,974
		3,175,726
Oil & Gas Refining & Marketing (4.21%)
New Zealand Refining Company Ltd.	345,157	488,217
Z Energy Ltd.	47,000	199,908
		688,125
Other Diversified Financial Services (0.46%)
Turners Automotive Group Ltd.	50,000	74,664

Packaged Foods & Meats (3.22%)
New Zealand King Salmon Investments Ltd.	95,000	115,751
Sanford Ltd.	93,406	410,553
		526,304
Personal Products (1.09%)
Comvita Ltd.	90,000	178,460

Property & Casualty Insurance (0.60%)
TOWER Ltd.(a)	200,000	97,928

Reinsurance (0.00%)
CBL Corporation Ltd.(a)(b)	255,000	—

Renewable Electricity (2.82%)
Meridian Energy Ltd.	150,000	461,722

Total New Zealand		11,145,326

Total Common Stocks (Cost $10,383,846)		15,196,439

MONEY MARKET FUNDS (1.16%)

Federated Government Obligations Fund, Institutional Class, 2.21%(c)	189,332	189,332

Total Money Market Funds (Cost $189,332)		189,332

Total Investments (94.09%) (Cost $10,573,178)		15,385,771

Other Assets in Excess of Liabilities (5.91%)		966,907

NET ASSETS — 100.00%		$16,352,678

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0% of the Fund's net assets.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

CDI – Chess Depositary Interest

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS (89.25%)	Shares	Fair Value
Botswana (0.02%)
Food Retail (0.02%)
Choppies Enterprises Ltd.(a)(b)	121,810	$594

Egypt (2.93%)
Diversified Banks (1.31%)
Commercial International Bank Egypt SAE	8,250	35,385

Health Care Services (1.62%)
Integrated Diagnostics Holdings plc	8,700	44,062

Total Egypt		79,447

South Africa (85.62%)
Agricultural Products (0.92%)
Crookes Brothers Ltd.(a)	8,000	24,958

Airlines (1.99%)
Comair Ltd.	227,570	53,771

Apparel Retail (1.36%)
Mr. Price Group Ltd.	3,000	36,825

Asset Management & Custody Banks (1.56%)
Coronation Fund Managers Ltd.	14,500	42,333

Automotive Retail (1.29%)
Combined Motor Holdings Ltd.	15,000	22,720
Motus Holdings Ltd. - ADR	2,400	12,132
		34,852
Cable & Satellite (7.51%)
MultiChoice Group Ltd.(a)	3,500	32,714
Naspers Ltd., N Shares	700	170,627
		203,341
Coal & Consumable Fuels (1.29%)
Exxaro Resources Ltd.	3,000	34,787

Construction & Engineering (1.16%)
Murray & Roberts Holdings Ltd.	9,000	7,230

Wilson Bayly Holmes-Ovcon Ltd.	3,000	24,127
		31,357
Distributors (0.28%)
Imperial Holdings Ltd. - ADR	2,400	7,608

Diversified Banks (14.53%)
Capitec Bank Holdings Ltd.	2,850	234,112
Nedbank Group Ltd.	3,000	50,128
Standard Bank Group Ltd. - ADR	8,800	109,120
		393,360
Diversified Chemicals (2.56%)
Sasol Ltd. - ADR	3,200	69,376

Food Distributors (2.45%)
Bid Corporation Ltd.	3,167	66,243

Food Retail (3.07%)
Shoprite Holdings Ltd. - ADR	7,900	83,266

Gold (3.76%)
AngloGold Ashanti Ltd. - ADR	3,000	51,180
Gold Fields Ltd. - ADR	10,000	50,500
		101,680
Health Care Facilities (1.47%)
Mediclinic International plc	9,562	39,872

Human Resource & Employment Services (1.21%)
Adcorp Holdings Ltd.(a)	20,000	32,698

Industrial Conglomerates (1.97%)
Bidvest Group Ltd.	4,167	53,360

Life & Health Insurance (8.14%)
Clientele Ltd.	90,000	96,444
Discovery Ltd.	9,000	82,575
Momentum Metropolitan Holdings	35,000	41,211
		220,230
Marine (1.09%)
Grindrod Ltd.	70,000	29,379

Other Diversified Financial Services (9.82%)
Alexander Forbes Group Holdings Ltd.	100,000	39,152
FirstRand Ltd.	14,300	61,185

PSG Group Ltd.	10,400	165,494
		265,831
Packaged Foods & Meats (4.50%)
Astral Foods Ltd.	4,000	45,900
Oceana Group Ltd.	5,362	25,467
Pioneer Foods Group Ltd.	4,000	28,695
Tiger Brands Ltd.	1,400	21,671
		121,733
Paper Products (1.47%)
Sappi Ltd.	11,000	39,888

Pharmaceuticals (0.70%)
Aspen Pharmacare Holdings Ltd.	3,000	18,829

Precious Metals & Minerals (3.33%)
Anglo American Platinum Ltd.	800	47,490
Impala Platinum Holdings Ltd.(a)	8,000	42,677
		90,167
Technology Distributors (0.86%)
Alviva Holdings Ltd.	20,700	23,334

Trading Companies & Distributors (2.09%)
Barloworld Ltd.	4,300	36,045
Trencor Ltd.(a)	12,000	20,635
		56,680
Trucking (1.38%)
Value Group Ltd.	87,364	37,388

Wireless Telecommunication Services (3.86%)
MTN Group Ltd. - ADR	7,000	55,370
Vodacom Group Ltd.	6,000	49,043
		104,413
Total South Africa		2,317,559

Zambia (0.68%)
Packaged Foods & Meats (0.68%)
Zambeef Products plc(a)	220,000	18,358

Total Common Stocks (Cost $2,523,218)		2,415,958

EXCHANGE-TRADED FUNDS - 8.08%

Global X MSCI Nigeria ETF	5,550	74,954
VanEck Vectors Africa Index ETF	6,795	143,714

Total Exchange-Traded Funds Cost ($315,139)		218,668

MONEY MARKET FUNDS (1.37%)

Federated Government Obligations Fund, Institutional Class, 2.21%(c)	37,162	37,162

Total Money Market Funds (Cost $37,162)		37,162

Total Investments (98.70%) (Cost $2,875,519)		2,671,788

Other Assets in Excess of Liabilities (1.30%)		35,215

NET ASSETS — 100.00%		$2,707,003

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.02% of the Fund's net assets.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS (96.60%)	Shares	Fair Value
Japan (96.60%)
Air Freight & Logistics (3.21%)
Kintetsu World Express, Inc.	4,000	$53,639
Yamato Holdings Company Ltd.	7,000	137,429
		191,068
Automobile Manufacturers (2.17%)
Toyota Motor Corporation - ADR	1,000	129,050

Brewers (2.56%)
Kirin Holdings Company Ltd.	7,000	151,820

Building Products (1.04%)
Daikin Industries Ltd.	500	62,060

Construction & Engineering (4.36%)
Kajima Corporation	12,850	165,265
Taihei Dengyo Kaisha Ltd.	3,000	61,984
Takada Corporation	6,000	32,246
		259,495
Consumer Electronics (3.82%)
Sony Corporation - ADR	4,000	227,440

Distributors (1.00%)
Yamae Hisano Company Ltd.	5,200	59,365

Diversified Real Estate Activities (4.56%)
Mitsui Fudosan Company Ltd.	3,000	67,724
Sumitomo Realty & Development Company Ltd.	4,000	145,550
Tokyu Fudosan Holdings Corporation	10,000	57,852
		271,126
Drug Retail (2.02%)
Sugi Holdings Company Ltd.	2,500	120,343

Electric Utilities (1.18%)
Tohoku Electric Power Company, Inc.	7,000	70,042

Electrical Components & Equipment (1.24%)
Nidec Corporation - ADR	2,200	73,700

Electronic Components (1.92%)
ALPS Electric Company Ltd.	3,000	54,614
Taiyo Yuden Company Ltd.	3,000	59,341
		113,955
Electronic Equipment & Instruments (2.38%)
Hitachi Ltd.	4,000	141,822

Food Retail (0.94%)
Maxvalu Kyushu Company Ltd.	3,000	55,859

Health Care Equipment (6.22%)
CYBERDYNE, Inc.(a)	14,000	78,861
Terumo Corporation	10,000	291,059
		369,920
Health Care Supplies (13.96%)
Asahi Intecc Company Ltd.	23,000	601,032
Hoya Corporation	3,000	230,050
		831,082
Household Products (2.85%)
Unicharm Corporation	6,000	169,750

Industrial Machinery (3.54%)
FANUC Corporation	700	124,411
Meidensha Corporation	5,600	86,328
		210,739
IT Consulting & Other Services (3.99%)
INES Corporation	5,000	53,269
NTT Data Corporation	5,000	65,653
Otsuka Corporation	3,000	118,297
		237,219
Life & Health Insurance (4.42%)
Dai-ichi Life Holdings, Inc.	11,000	161,715
T&D Holdings, Inc.	9,000	101,070
		262,785
Marine (0.64%)
Kawasaki Kisen Kaisha Ltd.(a)	3,000	38,326

Other Diversified Financial Services (1.43%)
ORIX Corporation	6,000	85,633

Pharmaceuticals (4.21%)
Sosei Group Corporation(a)	10,800	250,415

Railroads (12.21%)
East Japan Railway Company	1,500	137,515
Hankyu Hanshin Holdings, Inc.	4,400	154,480
Keikyu Corporation	6,500	109,239
Keio Corporation	3,600	222,765
Tobu Railway Company Ltd.	3,600	102,355
		726,354
Regional Banks (0.47%)
Nishi-Nippon Financial Holdings, Inc.	4,000	28,256

Retail REITs (1.94%)
Fukuoka REIT Corporation	70	115,720

Soft Drinks (1.65%)
Coca-Cola West Company Ltd.	4,000	98,462

Specialized Finance (1.23%)
Kyushu Leasing Service Company Ltd.	13,000	72,933

Specialty Chemicals (1.92%)
JSR Corporation	3,000	49,546
Nippon Shokubai Company Ltd.	1,000	64,906
		114,452
Tires & Rubber (1.26%)
Bridgestone Corporation	2,000	75,082

Trucking (2.26%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	50,140
Nippon Express Company Ltd.	1,500	84,542
		134,682
Total Japan		5,748,955

Total Common Stocks (Cost $3,841,453)		5,748,955

MONEY MARKET FUNDS (1.44%)

Federated Government Obligations Fund, Institutional Class, 2.21%(b)	85,769	85,769

Total Money Market Funds (Cost $85,769)		85,769

Total Investments (98.04%) (Cost $3,927,222)		5,834,724

Other Assets in Excess of Liabilities (1.96%)		116,391

NET ASSETS — 100.00%		$5,951,115

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS (99.95%)	Shares	Fair Value
Bermuda (0.72%)
Reinsurance (0.72%)
Blue Capital Reinsurance Holdings Ltd.	14,000	$112,700

Chile (2.58%)
Brewers (2.58%)
Cia Cervecerias Unidas SA - ADR	14,401	402,652

Denmark (0.71%)
Diversified Banks (0.71%)
Danske Bank A/S - ADR	15,000	110,550

France (2.39%)
Diversified Chemicals (2.39%)
Arkema SA - ADR	4,130	374,261

Germany (3.08%)
Automobile Manufacturers (0.63%)
Porsche Automobil Holding SE - ADR	15,000	98,250

Industrial Conglomerates (2.45%)
Siemens AG - ADR	7,000	382,900

Total Germany		481,150

India (2.94%)
Diversified Banks (2.94%)
HDFC Bank Ltd. - ADR	4,000	459,920

Israel (3.91%)
Application Software (3.91%)
NICE-Systems Ltd. - ADR(a)	4,000	610,880

Japan (7.31%)
Consumer Electronics (1.82%)
Sony Corporation - ADR	5,000	284,300

Electrical Components & Equipment (3.22%)
Nidec Corporation - ADR	15,000	502,500

Tires & Rubber (2.27%)
Bridgestone Corporation - ADR	19,000	355,490

Total Japan		1,142,290

Mexico (0.91%)
Broadcasting (0.91%)
Grupo Televisa SA - ADR	15,000	142,650

Netherlands (4.03%)
Diversified Banks (0.71%)
ING Groep N.V. - ADR	10,000	111,000

Personal Products (3.32%)
Unilever N.V. - ADR	9,000	519,660

Total Netherlands		630,660

Norway (2.42%)
Multi-Line Insurance (2.42%)
Gjensidige Forsikring ASA - ADR	20,000	378,400

Panama (0.97%)
Airlines (0.97%)
Copa Holdings, SA, Class A	1,500	151,650

South Africa (1.62%)
Food Retail (1.62%)
Shoprite Holdings Ltd. - ADR	24,000	252,960

Spain (0.55%)
Diversified Banks (0.55%)
Banco Santander S.A. - ADR	20,162	85,487

Switzerland (5.80%)
Packaged Foods & Meats (3.22%)
Nestlé SA - ADR	4,750	503,880

Pharmaceuticals (2.58%)
Roche Holding AG - ADR	12,000	402,600

Total Switzerland		906,480

United Kingdom (12.26%)
Distillers & Vintners (2.99%)
Diageo plc - ADR	2,800	467,264

Integrated Oil & Gas (3.45%)
BP plc - ADR	13,587	539,947

Pharmaceuticals (4.47%)
AstraZeneca plc - ADR	8,000	347,280
GlaxoSmithKline plc - ADR	8,500	350,880
		698,160
Publishing (1.35%)
Pearson plc - ADR	20,000	210,800

Total United Kingdom		1,916,171

United States (47.75%)
Alternative Carriers (0.75%)
ORBCOMM, Inc.(a)	20,000	117,200

Automotive Retail (2.15%)
Group 1 Automotive, Inc.	4,000	335,840

Biotechnology (1.39%)
United Therapeutics Corporation(a)	2,750	217,910

Broadcasting (0.46%)
Beasley Broadcast Group, Inc., Class A	22,000	71,500

Communications Equipment (1.94%)
KVH Industries, Inc.(a)	30,000	303,000

Construction Machinery & Heavy Trucks (3.60%)
Miller Industries, Inc.	18,000	561,960

Diversified Banks (2.85%)
JPMorgan Chase & Company	2,100	243,600
Wells Fargo & Company	4,161	201,434
		445,034
Gas Utilities (1.37%)
Northwest Natural Holdings Company	3,000	214,260

Health Care Supplies (1.74%)
Dentsply Sirona, Inc.	5,000	272,250

Home Entertainment Software (1.18%)
Electronic Arts, Inc.(a)	2,000	185,000

Household Products (2.64%)
Procter & Gamble Company (The)	3,500	413,140

Integrated Oil & Gas (1.97%)
Chevron Corporation	2,500	307,775

Life Sciences Tools & Services (3.55%)
Thermo Fisher Scientific, Inc.	2,000	555,360

Movies & Entertainment (2.75%)
Walt Disney Company (The)	3,000	429,030

Oil & Gas Equipment & Services (0.44%)
Halliburton Company	3,000	69,000

Packaged Foods & Meats (0.76%)
Cal-Maine Foods, Inc.	3,000	119,310

Railroads (5.25%)
Genesee & Wyoming, Inc., Class A(a) (b)	2,250	247,073
Norfolk Southern Corporation(b)	3,000	573,360
		820,433
Regional Banks (0.89%)
Umpqua Holdings Corporation	8,000	139,680

Semiconductors (3.31%)
Intel Corporation	3,500	176,925
Skyworks Solutions, Inc.	4,000	341,120
		518,045
Systems Software (1.31%)
Microsoft Corporation	1,500	204,405

Technology Hardware Storage & Peripherals (7.45%)
Apple, Inc.(b)	3,000	639,119
NetApp, Inc.(b)	9,000	526,410
		1,165,529
Total United States		7,465,661

Total Common Stocks (Cost $10,917,666)		15,624,522

MONEY MARKET FUNDS (0.13%)

Federated Government Obligations Fund, Institutional Class, 2.21%(c)	20,046	20,046

Total Money Market Funds (Cost $20,046)		20,046

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.30%)
United States (0.30%)
United Parcel Service, Inc. (a)	22	$262,834	$100.00	January 2020	$46,200

Total Call Options Purchased (Cost $22,287)					46,200

Total Investments (100.38%) (Cost $10,959,999)	15,690,768

Liabilities in Excess of Other Assets (-0.38%)	(60,135)

NET ASSETS — 100.00%	$15,630,633

(a)	Non-income producing security.
(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-0.61%)
United States (-0.61%)
Apple, Inc.	(15)	$(319,560)	$210.00	January 2020	$(22,350)
Genesee & Wyoming, Inc.	(22)	(241,582)	90.00	October 2019	(50,160)
NetApp, Inc.	(90)	(526,410)	65.00	September 2019	(7,920)
Norfolk Southern Corporation	(30)	(573,360)	210.00	January 2020	(15,540)

Total Written Call Options (Premiums Received $88,431)					$(95,970)

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS (92.26%)	Shares	Fair Value
Agricultural Products (0.24%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	6,432	$27,786

Airport Services (1.68%)
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,300	197,769

Building Products (3.72%)
Lennox International, Inc.	1,700	436,016

Construction & Engineering (1.10%)
Kajima Corporation - ADR	10,000	128,700

Construction Materials (5.32%)
CEMEX SAB de CV - ADR	35,000	124,600
James Hardie Industries plc - ADR	25,000	342,500
Summit Materials, Inc., Class A(a)	8,535	157,385
		624,485
Diversified Real Estate Activities (1.02%)
Lend Lease Group - ADR	11,900	119,476

Diversified REITs (6.90%)
STORE Capital Corporation	7,600	259,996
Washington Real Estate Investment Trust	6,000	161,700
WP Carey, Inc.	4,470	386,834
		808,530
Health Care REITs (1.58%)
Ventas, Inc.	2,750	185,048

Home Improvement Retail (2.25%)
Lowe's Companies, Inc.(b)	2,600	263,640

Homebuilding (4.00%)
Cyrela Brazil Realty SA - ADR	22,000	140,800
NVR, Inc.(a)	50	167,207
Toll Brothers, Inc.(b)	4,500	161,865
		469,872
Hotel & Resort REITs (3.07%)
Host Hotels & Resorts, Inc.	7,717	134,199

Ryman Hospitality Properties, Inc.	3,024	226,800
		360,999
Hotels Resorts & Cruise Lines (2.45%)
InterContinental Hotels Group plc - ADR	4,103	287,825

Industrial Machinery (0.96%)
Techtronic Industries Company Ltd. - ADR	3,000	112,410

Industrial REITs (5.90%)
EastGroup Properties, Inc.	1,200	144,576
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	208,620
Prologis, Inc.	2,000	161,220
STAG Industrial, Inc.	6,000	178,320
		692,736
IT Consulting & Other Services (1.28%)
InterXion Holding N.V.(a)	2,000	150,600

Mortgage REITs (6.82%)
Granite Point Mortgage Trust, Inc.	12,000	229,200
Ladder Capital Corporation	9,342	157,226
New Residential Investment Corporation	10,000	156,900
Redwood Trust, Inc.	15,192	257,049
		800,375
Office REITs (4.99%)
Alexandria Real Estate Equities, Inc.	1,850	270,766
Boston Properties, Inc.	1,450	192,778
Douglas Emmett, Inc.	3,000	122,460
		586,004
Real Estate Operating Companies (0.99%)
IRSA Inversiones y Representaciones SA - ADR(a)	5,046	51,974
IRSA Propiedades Comerciales SA - ADR	3,089	64,869
		116,843
Regional Banks (2.44%)
Regions Financial Corporation	18,000	286,740

Residential REITs (4.63%)
AvalonBay Communities, Inc.	1,300	271,427
Essex Property Trust, Inc.	900	271,998
		543,425
Retail REITs (1.78%)
National Retail Properties, Inc.	4,000	208,960

Specialized REITs (25.43%)
American Tower Corporation, Class A	2,500	529,049

Charter Hall Education Trust	80,212	207,331
Crown Castle International Corporation	2,000	266,520
CyrusOne, Inc.	5,200	298,480
Digital Realty Trust, Inc.	2,141	244,845
Extra Space Storage, Inc.	2,500	280,975
Gladstone Land Corporation	9,700	111,453
Global Self Storage, Inc.	26,000	108,160
Iron Mountain, Inc.	7,200	211,752
Jernigan Capital, Inc.	5,500	109,120
SBA Communications Corporation, Class A(a)	2,000	490,820
Weyerhaeuser Company	5,000	127,050
		2,985,555
Thrifts & Mortgage Finance (3.71%)
FS Bancorp, Inc.	4,731	233,238
Harleysville Financial Corporation	8,675	201,694
		434,932

Total Common Stocks (Cost $6,784,576)		10,828,726

EXCHANGE-TRADED FUNDS (1.93%)

Invesco China Real Estate ETF	8,500	226,359

Total Exchange-Traded Funds Cost ($144,153)		226,359

MONEY MARKET FUNDS (5.19%)

Federated Government Obligations Fund, Institutional Class, 2.21%(c)	609,520	609,520

Total Money Market Funds (Cost $609,520)		609,520

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.99%)
DR Horton, Inc. (a)	50	$229,650	$30.00	January 2020	$72,750
Lennar Corporation(a)	40	190,280	37.50	January 2020	43,800

Total Call Options Purchased (Cost $87,723)					116,550

Total Investments (100.37%) (Cost $7,625,972)					11,781,155

Liabilities in Excess of Other Assets (-0.37%)					(43,954)

NET ASSETS — 100.00%					$11,737,201

(a)	Non-income producing security.
(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-0.26%)
Lowe's Companies, Inc.	(26)	$(263,640)	$100.00	January 2020	$(21,242)
Toll Brothers, Inc.	(45)	(161,865)	38.00	January 2020	(9,000)

Total Written Call Options (Premiums Received $33,666)					$(30,242)

The industries shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2019 the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$6,082,198	$481,546	$2,224,899	$5,540,286	$4,348,958
Gross unrealized depreciation	(1,269,605)	(685,277)	(322,791)	(852,811)	(194,155)
Net unrealized appreciation (depreciation) on investments	$4,812,593	$(203,731)	$1,902,108	$4,687,475	$4,154,803
Tax cost of investments	$10,573,178	$2,875,519	$3,932,616	$10,907,323	$7,596,110

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

July 31, 2019

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds - The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$-	$15,196,439	$-	(b)	$15,196,439
Money Market Funds	189,332	-	-		189,332
Total	$15,385,771	$-	$-		$15,385,771

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$473,937	$1,941,427	$594	(c)	$2,415,958
Exchange-Traded Funds	218,668	-	-		218,668
Money Market Funds	37,162	-	-		37,162
Total	$2,671,194	$-	$594		$2,671,788

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$430,190	$5,318,765	$-	$5,748,955
Money Market Funds	85,769	-	-	85,769
Total	$5,834,724	$-	$-	$5,834,724

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$15,624,522	$-	$-	$15,624,522
Money Market Funds	20,046	-	-	20,046
Call Options Purchased	46,200	-	-	46,200
Total	$15,690,768	$-	$-	$15,690,768

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$10,828,726	$-	$-	$10,828,726
Exchange-Traded Funds	226,359	-	-	226,359
Money Market Funds	609,520	-	-	609,520
Call Options Purchased	-	116,550	-	116,550
Total	$11,664,605	$116,550	$-	$11,781,155

(a)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: CBL Corporation Ltd.

(c)	Consists of the holding: Choppies Enterprises Ltd.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(45,810)	$(50,160)	$-	$(95,970)
Real Estate Securities Fund
Written Options	$(21,242)	$(9,000)	$-	$(30,242)

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of CBL Corporation Ltd., an insurance company domiciled in New Zealand. A series of events occurred that resulted in the halting of the shares from trading on the NZX exchange and a fair value determination of $0 as of July 31, 2019. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company. Because the fair valued security had no change in value between October 31, 2018 and July 31, 2019, no reconciliation of the Level 3 components is needed.

The fair valued security (Level 3) held in the Africa Fund consisted of Choppies Enterprises Ltd., a food retail company domiciled in Botswana. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $594 as of July 31, 2019. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following is a summary of the Level 3 reconciliation as of July 31, 2019:

Africa Fund
Balance as of October 31, 2018	$-
Transfers in to Level 3	594
Transfers out of Level 3	-
Balance as of July 31, 2019	$594

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/25/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	9/25/2019